Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Statutory rate	21.00%	21.00%
State and local taxes	5.10%	3.40%
Change in valuation allowance	(33.10%)	(22.00%)
Disallowed interest expense on convertible debt
Prior year true-up	1.70%	1.00%
Permanent differences	5.30%	(3.40%)
Effective income tax rate